Schedule of Components of Lease Expense and Other Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Amortization of ROU assets (operating lease cost)	$ 390		$ 653
Interest on lease liabilities	54		99
Total lease expense	444		752
Operational cash flow used for operating leases	$ 428		781
ROU assets obtained in exchange for lease liabilities			$ 234
Weighted -average remaining lease term (in years)	2 years 3 days		2 years 6 months 14 days
Weighted -average discount rate	6.75%		6.31%